Risk management (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Scenario 1 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (57,347)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (17,245)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 1 | Inflation
Portfolio Banking
Risk Factor	R$ (34,794)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 1 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (7,123)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (2,423)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (10,655)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 1 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (1,116)
Description	Exposures subject to Foreign Exchange
Scenario 1 | Total
Portfolio Banking
Risk Factor	R$ (130,703)	[1]
Scenario 2 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (1,099,710)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (327,661)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 2 | Inflation
Portfolio Banking
Risk Factor	R$ (661,094)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 2 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (135,334)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (46,031)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (202,441)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 2 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (27,896)
Description	Exposures subject to Foreign Exchange
Scenario 2 | Total
Portfolio Banking
Risk Factor	R$ (2,500,167)	[1]
Scenario 3 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (2,144,967)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (638,940)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 3 | Inflation
Portfolio Banking
Risk Factor	R$ (1,289,132)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 3 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (263,901)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (89,761)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (394,759)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 3 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (55,793)
Description	Exposures subject to Foreign Exchange
Scenario 3 | Total
Portfolio Banking
Risk Factor	R$ (4,877,253)	[1]

[1]	Amounts net of taxes.